Subsidiaries - Summary of Changes In Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
PT KB VALBURY SEKURITAS
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds more than half of the ownership interests
New star Gimpo 4th Co., Ltd.
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Korea Short Term Premium Private Securities Fund No.25
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Tail End Fund
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
Able Pocheon 1st Co., Ltd.
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Termination of the commitments
KB Pre IPO Secondary Venture Fund No.2
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Liquidation
KB Global Digital-Chain Economy Securities Fund(Equity)
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Decrease in ownership interests to less than majority
Four Nine Eight Seventh KOR Holdco LP [Member]
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal